UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2011

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Occidental Petroleum Corporation
Address:       10889 Wilshire Boulevard
               Los Angeles, California 90024

Form 13F File Number:  28-10313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Pineci
          Vice President, Controller and Principal Accounting Officer Occidental Petroleum Corporation
Phone:    (310) 208-8800

Signature, Place, and Date of Signing:

     /s/ ROY PINECI                 Los Angeles, California    November 14, 2011
     ---------------------------    -----------------------    -----------------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    4
Form 13F Information Table Entry Total:              54
Form 13F Information Table Value Total:        $138,125
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       13F File Number     Name

      1           28-13910         Phibro Trading LLC
      2           28-13909         Oxy Energy Services Inc.
      3           28-13908         Occidental Petroleum Investment Co.
      4           28-12381         Phibro LLC














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                                                      FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ----------------  --------------  --------  --------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE    SHRS OR SH/ PUT/    INVESTMENT      OTHER   --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL    DISCRETION     MANAGER   SOLE  SHARED  NONE
----------------------------  --------------  ---------  --------  ------- --- ----  --------------  --------  ------ ------ ------
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106      9788    94932 SH        SHARED-DEFINED  1,2,3             94932
AK STL HLDG CORP              COM             001547108      1430   218662 SH        SHARED-DEFINED  1,2,3            218662
ALCOA INC                     COM             013817101      2060   215258 SH        SHARED-DEFINED  1,2,3            215258
ANADARKO PETE CORP            COM             032511107      2840    45044 SH        SHARED-DEFINED  1,2,3             45044
APACHE CORP                   COM             037411105      2865    35709 SH        SHARED-DEFINED  1,2,3             35709
ARCH COAL INC                 COM             039380100       510    34964 SH        SHARED-DEFINED  1,2,3             34964
AVALON RARE METALS INC        COM             053470100       103    38144 SH        SHARED-DEFINED  1,2,3             38144
BP PLC                        SPONSORED ADR   055622104      3765   104381 SH        SHARED-DEFINED  1,2,3            104381
BRIGHAM EXPLORATION CO        COM             109178103       244     9658 SH        SHARED-DEFINED  1,2,3              9658
CME GROUP INC                 COM             12572Q105      1478     6000 SH        SHARED-DEFINED  1,2,3              6000
CANADIAN NAT RES LTD          COM             136385101       711    24296 SH        SHARED-DEFINED  1,2,3             24296
CHESAPEAKE ENERGY CORP        COM             165167107      1765    69079 SH        SHARED-DEFINED  1,2,3             69079
CHEVRON CORP NEW              COM             166764100      6124    66138 SH        SHARED-DEFINED  1,2,3             66138
CIMAREX ENERGY CO             COM             171798101       214     3839 SH        SHARED-DEFINED  1,2,3              3839
CONOCOPHILLIPS                COM             20825C104      3741    59083 SH        SHARED-DEFINED  1,2,3             59083
CONTINENTAL RESOURCES INC     COM             212015101      1401    28960 SH        SHARED-DEFINED  1,2,3             28960
DEVON ENERGY CORP NEW         COM             25179M103      1434    25863 SH        SHARED-DEFINED  1,2,3             25863
EOG RES INC                   COM             26875P101      2396    33735 SH        SHARED-DEFINED  1,2,3             33735
EXXON MOBIL CORP              COM             30231G102      1275    17559 SH        SHARED-DEFINED  1,2,3             17559
FREEPORT-MCMORAN COPPER & GO  COM             35671D857      1712    56210 SH        SHARED-DEFINED  1,2,3             56210
GENERAL MOLY INC              COM             370373102       194    67000 SH        SHARED-DEFINED  1,2,3             67000
HALLIBURTON CO                COM             406216101      4107   134570 SH        SHARED-DEFINED  1,2,3            134570
HESS CORP                     COM             42809H107      3059    58305 SH        SHARED-DEFINED  1,2,3             58305
INTERCONTINENTALEXCHANGE INC  COM             45865V100       374     3162 SH        SHARED-DEFINED  1,2,3              3162
KODIAK OIL & GAS CORP         COM             50015Q100        78    15000 SH        SHARED-DEFINED  1,2,3             15000
MARKET VECTORS ETF TR         MINOR METALS    57060U472       123     8000 SH        SHARED-DEFINED  1,2,3              8000
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100      5456    98867 SH        SHARED-DEFINED  1,2,3             98867
MOLYCORP INC DEL              COM             608753109       309     9394 SH        SHARED-DEFINED  1,2,3              9394
MOSAIC CO NEW                 COM             61945C103      1016    20757 SH        SHARED-DEFINED  1,2,3             20757
MURPHY OIL CORP               COM             626717102      1849    41859 SH        SHARED-DEFINED  1,2,3             41859
NATIONAL OILWELL VARCO INC    COM             637071101      3858    75314 SH        SHARED-DEFINED  1,2,3             75314
NEWFIELD EXPL CO              COM             651290108      1349    33997 SH        SHARED-DEFINED  1,2,3             33997
PEABODY ENERGY CORP           COM             704549104       205     6051 SH        SHARED-DEFINED  1,2,3              6051
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408       497    22152 SH        SHARED-DEFINED  1,2,3             22152
QUEST RARE MINERALS LTD       COM             74836T101        34    15000 SH        SHARED-DEFINED  1,2,3             15000
RARE ELEMENT RES LTD          COM             75381M102        65    12861 SH        SHARED-DEFINED  1,2,3             12861
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206      8239   133920 SH        SHARED-DEFINED  1,2,3            133920
SPDR SERIES TRUST             S&P OILGAS EXP  78464A730      3641    84948 SH        SHARED-DEFINED  1,2,3             84948
SCHLUMBERGER LTD              COM             806857108      5020    84049 SH        SHARED-DEFINED  1,2,3             84049
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506     29717   507896 SH        SHARED-DEFINED  1,2,3            507896
STATOIL ASA                   SPONSORED ADR   85771P102       745    34548 SH        SHARED-DEFINED  1,2,3             34548
SUNCOR ENERGY INC NEW         COM             867224107      2221    87304 SH        SHARED-DEFINED  1,2,3             87304
TOTAL S A                     SPONSORED ADR   89151E109      8826   201192 SH        SHARED-DEFINED  1,2,3            201192
UNITED STS GASOLINE FD LP     UNITS           91201T102       459    10000 SH        SHARED-DEFINED  1,2,3             10000
UNITED STATES OIL FUND LP     UNITS           91232N108      2012    66000 SH        SHARED-DEFINED  1,2,3             66000
UNITED STATES STL CORP NEW    COM             912909108      2573   116887 SH        SHARED-DEFINED  1,2,3            116887
UR ENERGY INC                 COM             91688R108        53    59315 SH        SHARED-DEFINED  1,2,3             59315
URANERZ ENERGY CORP           COM             91688T104        69    50617 SH        SHARED-DEFINED  1,2,3             50617
URANIUM ENERGY CORP           COM             916896103        98    35617 SH        SHARED-DEFINED  1,2,3             35617
URANIUM RES INC               COM PAR $0.001  916901507        16    23555 SH        SHARED-DEFINED  1,2,3             23555
VALE S A                      ADR             91912E105       109     4768 SH        SHARED-DEFINED  1,2,3              4768
WHITING PETE CORP NEW         COM             966387102      3896   111054 SH        SHARED-DEFINED  1,2,3            111054
COSAN LTD                     SHS A           G25343107       143    15118 SH        SHARED-DEFINED  1,2,3             15118
CORE LABORATORIES N V         COM             N22717107      1859    20694 SH        SHARED-DEFINED  1,2,3             20694
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